MD&A - Risk management and control - Market Risk (Tables)	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure of detailed information about management value-at-risk [text block]
Management value

-at-risk (1-day,

95% confidence, 5 years

of historical data)

of our business

divisions and Group
Functions by general

market risk type
1
For the year ended

31.12.22
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 2 8 4 2 2
Max. 17 18 9 11 7
Average 6 10 5 3 3
31.12.22 6 10 4 3 3
Total management VaR,

Group
6 18 11 9
Average (per business division and risk

type)
Global Wealth Management 1 2 1 1 0 1 1 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 6 17 10 8 6 9 5 3 3
Group Functions 3 5 4 5 1 4 3 1 0
Diversification effect
2,3
(5) (5) (1) (3) (4) (1) 0
For the year ended

31.12.21
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 1 7 5 1 2
Max. 35 13 11 9 5
Average 7 9 7 3 3
31.12.21 8 11 7 6 3
Total management VaR,

Group
4 36 11 12 Average (per business division and risk type)
Global Wealth Management 1 3 1 2 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 3 36 11 11 7 9 7 3 3
Group Functions 4 8 5 4 0 4 4 1 0
Diversification effect
2,3
(6) (5) 0 (5) (5) (1) 0
1 Statistics at individual

levels may not be

summed to deduce

the corresponding aggregate

figures. The

minima and maxima for

each level

may well occur on different

days, and likewise,

the VaR for each

business
line or risk type, being driven by the extreme

loss tail of the corresponding distribution

of simulated profits and losses for that business line

or risk type, may well

be driven by different days in the historical time series,
rendering invalid the simple

summation of figures to arrive

at the aggregate total.

2 Difference between the sum

of the standalone VaR for

the business divisions and

Group Functions and

the VaR for the Group

as
a whole.

3 As the minima and

maxima for different business

divisions and Group

Functions occur on different

days, it is not meaningful to

calculate a portfolio

diversification effect.

UBS AG
Entity [Table]
Disclosure of detailed information about management value-at-risk [text block]
Management value

-at-risk (1-day,

95% confidence, 5 years

of historical data)

of our business

divisions and Group
Functions by general

market risk type
1
For the year ended

31.12.22
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 2 8 4 2 2
Max. 17 18 9 11 7
Average 6 10 5 3 3
31.12.22 6 10 4 3 3
Total management VaR,

Group
6 18 11 9
Average (per business division and risk

type)
Global Wealth Management 1 2 1 1 0 1 1 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 6 17 10 8 6 9 5 3 3
Group Functions 3 5 4 5 1 4 3 1 0
Diversification effect
2,3
(5) (5) (1) (3) (4) (1) 0
For the year ended

31.12.21
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 1 7 5 1 2
Max. 35 13 11 9 5
Average 7 9 7 3 3
31.12.21 8 11 7 6 3
Total management VaR,

Group
4 36 11 12 Average (per business division and risk type)
Global Wealth Management 1 3 1 2 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 3 36 11 11 7 9 7 3 3
Group Functions 4 8 5 4 0 4 4 1 0
Diversification effect
2,3
(6) (5) 0 (5) (5) (1) 0
1 Statistics at individual

levels may not be

summed to deduce

the corresponding aggregate

figures. The

minima and maxima for

each level

may well occur on different

days, and likewise,

the VaR for each

business
line or risk type, being driven by the extreme

loss tail of the corresponding distribution

of simulated profits and losses for that business line

or risk type, may well

be driven by different days in the historical time series,
rendering invalid the simple

summation of figures to arrive

at the aggregate total.

2 Difference between the sum

of the standalone VaR for

the business divisions and

Group Functions and

the VaR for the Group

as
a whole.

3 As the minima and

maxima for different business

divisions and Group

Functions occur on different

days, it is not meaningful to

calculate a portfolio

diversification effect.